ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Jul. 19, 2024	Nov. 30, 2020	Jul. 15, 2015	May 31, 2014
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entity incorporation date	2015-01
Lequan [Member] | Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of annual service fee to be received on annual net income				100.00%
Guangzhou Interconnect [Member] | Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of annual service fee to be received on annual net income				100.00%
Zhumeng Hulian and Beijing Viomi [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of annual service fee to be received on annual net income				100.00%
Mr. Chen [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Disposal of cash consideration		¥ 65,000
Mr. Chen [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity investments amount					¥ 7,500
Initial equity interest percent					60.00%
Tianjin Jinxing [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity investments amount					¥ 5,000
Initial equity interest percent					40.00%
Key Management Founders [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity investments amount					¥ 2,500
Sunglow Wealth H K Limited [Member] | Guangdong Lizi Technology Company Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity investments amount			¥ 175
Initial equity interest percent			1.00%